Condensed Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Class A Common Stock	Class B Common Stock		Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 02, 2020			$ 0		$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 02, 2020	[1]		0
Sale of 34,500,000 Units on March 2, 2021 net of Public Warrant fair value and offering costs			$ 863		24,137		25,000
Sale of 34,500,000 Units on March 2, 2021 net of Public Warrant fair value and offering costs (in Shares)	[1]		8,625,000
Net Income			$ 0		0	(3,543)	(3,543)
Balance at Dec. 31, 2020			$ 863		24,137	(3,543)	21,457
Balance (in Shares) at Dec. 31, 2020			8,625,000	[1]
Sale of 34,500,000 Units on March 2, 2021 net of Public Warrant fair value and offering costs		$ 3,450			311,989,575		311,993,025
Sale of 34,500,000 Units on March 2, 2021 net of Public Warrant fair value and offering costs (in Shares)		34,500,000
Excess of cash received over fair value of Private Placement Warrants:					1,570,109		1,570,109
Net Income						7,164,743	7,164,743
Class A common stock subject to possible redemption		$ (3,450)			(313,559,684)	(31,436,866)	(345,000,000)
Class A common stock subject to possible redemption (in Shares)		(34,500,000)
Balance at Jun. 30, 2021			$ 863		24,137	(24,275,666)	(24,250,666)
Balance (in Shares) at Jun. 30, 2021			8,625,000
Balance at Mar. 31, 2021			$ 863		24,137	(32,594,540)	(32,569,540)
Balance (in Shares) at Mar. 31, 2021			8,625,000
Net Income						8,318,874	8,318,874
Balance at Jun. 30, 2021			$ 863		$ 24,137	$ (24,275,666)	$ (24,250,666)
Balance (in Shares) at Jun. 30, 2021			8,625,000

[1]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).